Income Taxes - Summary of Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current income tax assets
Current	$ 104	$ 248
Long-term	36	36
Deferred income tax assets	249	216
Total income tax assets	389	500
Current income tax liabilities
Current	43	47
Deferred income tax liabilities	3,145	2,907
Total income tax liabilities	3,232	3,018
Receivables [Member]
Current income tax assets
Current	104	248
Other assets [Member]
Current income tax assets
Long-term	36	36
Deferred income tax assets	249	216
Payables and accrued charges [Member]
Current income tax liabilities
Current	43	47
Other non current liabilities [Member]
Current income tax liabilities
Non-current	44	64
Deferred income tax liabilities [Member]
Current income tax liabilities
Deferred income tax liabilities	$ 3,145	$ 2,907